Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employee benefits expenses

	2024	2023	2022

Wages and salaries	2,107,677	1,923,480	1,727,760
Social security costs	460,311	335,081	353,789
Profit-sharing and annual cash bonus	171,931	221,289	213,942
Share-based payments	232,672	251,239	213,076
	2,972,591	2,731,089	2,508,567

Share-based payment plans

	Equity
	RSU	PSU	Options	Total
Number of shares
Balance as of December 31, 2022	11,507,221	7,320,367	45,159	18,872,747
Granted	5,293,655	1,141,273	—	6,434,928
Vested	(2,149,169)	—	—	(2,149,169)
Cancelled	(2,222,150)	(156,592)	—	(2,378,742)
Balance as of December 31, 2023	12,429,557	8,305,048	45,159	20,779,764
Granted	3,649,962	1,329,735	—	4,979,697
Vested (a)	(1,340,877)	—	—	(1,340,877)
Cancelled	(2,034,864)	(3,743,400)	(1,386)	(5,779,650)
Balance as of December 31, 2024	12,703,778	5,891,383	43,773	18,638,934
(a)The Group delivered 1,017,725 treasury shares for the plan beneficiaries after withholding taxes.

Information about share-based payment plans

	RSU
Granted year	Vesting period	Weighted average fair value (a)	Weighted average remaining expected life (years)	Number of Outstanding Awards

2018(b)	From 4 to 9 years of service	R$ 88.80	1.54	1,043,339
2019	From 5 to 10 years of service	R$ 136.08	1.67	5,114
2020	From 5 to 10 years of service	R$ 163.18	3.12	170,257
2021	From 1 to 10 years of service	R$ 348.49	3.68	451,626
2022	From 1 to 10 years of service	R$ 49.56	1.57	4,457,979
2023	From 1 to 9 years of service	R$ 52.22	1.99	3,347,500
2024	From 1 to 8 years of service	R$ 76.50	2.27	3,227,963
				12,703,778

(a)Determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
(b)All performance conditions related with this grant were already satisfied.

Performance share units

	PSU
Granted year	Vesting conditions	Weighted average fair value		Volatility	Risk-free rate	Weighted average remaining expected life (years)	Number of Outstanding Awards

2022	From 1 to 5 years of service and achievement of a specified TSR	R$	2.71	76.5% to 83.3%	2.18%to 4.34%	3.17	3,719,167
2023	From 1.4 to 5.3 years of service and achievement of a specified TSR	R$	4.06	73.8% to 83.4%	3.95% to 5.60%	3.22	842,481
2024	From 1 to 5 years of service and achievement of a specified TSR	R$	11.64	42.7% to 77.9%	3.72% to 5.32%	3.7	1,329,735
							5,891,383

Information about Options

	Options
Granted year	Vesting period	Weighted average fair value	Volatility	Remaining expected life (years)	Exercisable at year end	Exercise price	Number of Outstanding Awards

2018	From 5 to 10 years of service	R$ 59.59	50.00%	0.5 to 5.5	12,657	USD 24.00	38,613
2019	From 3 to 5 years of service	R$ 81.71	69.80%	1.5	1,935	USD 30.00	5,160
							43,773

Labor and social security liabilities

	December 31, 2024	December 31, 2023

Accrued annual payments and related social charges	494,706	435,915
Labor liabilities and related social charges	123,154	114,135
Total labor and social security liabilities	617,860	550,050
Current	578,345	515,749
Non-current	39,515	34,301